PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details 3)	12 Months Ended
Dec. 31, 2012
U.S. Plan
Defined Benefit Plan Disclosure
Maximum portion of plan assets for which an investment manager is responsible (as a percent)	10.00%
Target allocation, equity securities (as a percent)	42.00%
Target allocation, debt securities (as a percent)	30.00%
Target allocation, alternative investments (as a percent)	28.00%
Investment in Company common stock (as a percent)	2.00%
Non U. S. Plan
Defined Benefit Plan Disclosure
Investment Strategy Allocation Targets For International Plans	55.00%
Target allocation, equity securities (as a percent)	16.00%
Target allocation, alternative investments (as a percent)	31.00%
Target allocation, fixed income securities (as a percent)	15.00%
Target allocation, mutual, pooled and commingled funds (as a percent)	38.00%
European Pensions Plans [Member]
Defined Benefit Plan Disclosure
Investment Strategy Allocation Targets For International Plans	45.00%
Target allocation, equity securities (as a percent)	56.00%
Target allocation, fixed income securities (as a percent)	44.00%
Global equities [Member] | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	60.00%
Investment in Company common stock (as a percent)	5.00%
Emerging market equities | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	16.00%
Domestic small- and mid-cap equities | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, equity securities (as a percent)	24.00%
Long-duration bonds | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, debt securities (as a percent)	33.00%
Multi-strategy alternative credit managers | U.S. Plan
Defined Benefit Plan Disclosure
Target allocation, debt securities (as a percent)	67.00%